UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2004

Date of reporting period: September 30, 2004

Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2004
                                  (unaudited)


                                                Prin. Amt.
                                                or Shares   Value (A)
         -                                      ---------- ------------
         Stocks and Convertible Securities -- 95.3%
           Consumer -- 14.2%
            Consumer Discretionary -- 7.1%
            BJ's Wholesale Club, Inc. (B)(C)      500,000  $ 13,670,000
            Brinker International Inc. (B)(C)     400,000    12,460,000
            Clear Channel Communications
             Inc.                                 205,000     6,389,850
            Gannett Co., Inc.                      87,500     7,329,000
            Mattel, Inc. (C)                      575,000    10,424,750
            Newell Rubbermaid Inc.                515,000    10,320,600
            Ryland Group Inc.                      65,000     6,022,900
            Target Corp.                          460,000    20,815,000
                                                           ------------
                                                             87,432,100
                                                           ------------
            Consumer Staples -- 7.1%
            Coca-Cola Co.                         200,000     8,010,000
            Dean Foods Co. (B)                    506,600    15,208,132
            Hershey Foods Corp.                   140,000     6,539,400
            PepsiCo, Inc.                         440,000    21,406,000
            Procter & Gamble Co.                  340,000    18,400,800
            Safeway, Inc. (B)                     423,000     8,168,130
            Unilever plc ADR (C)                  300,000     9,906,000
                                                           ------------
                                                             87,638,462
                                                           ------------
           Energy -- 8.4%
            BP plc ADR                            270,000    15,533,101
            ConocoPhillips                        200,000    16,570,000
            Exxon Mobil Corp.                     130,000     6,282,900
            Petroleum & Resources
             Corporation (D)                    1,985,996    52,311,148
            Schlumberger Ltd. (C)                 190,000    12,788,900
                                                           ------------
                                                            103,486,049
                                                           ------------
           Financials -- 17.0%
            Banking -- 10.4%
            Bank of America Corp.                 440,000    19,065,200
            Compass Bancshares Inc.               300,000    13,146,000
            Fifth Third Bancorp                   200,000     9,844,000
            Investors Financial Services
             Corp. (C)                            430,000    19,405,900
            Provident Bankshares Corp. (C)        335,021    11,239,983
            Wachovia Corp.                        370,000    17,371,500
            Wells Fargo & Co.                     400,000    23,852,000
            Wilmington Trust Corp.                420,000    15,208,200
                                                           ------------
                                                            129,132,783
                                                           ------------
            Insurance -- 6.6%
            AMBAC Financial Group, Inc.           390,000    31,180,500
            American International Group,
             Inc.                                 738,675    50,222,514
                                                           ------------
                                                             81,403,014
                                                           ------------

                                             Prin. Amt.
                                             or Shares   Value (A)
            -                                ---------- ------------

              Health Care -- 12.8%
               Abbott Laboratories             350,000  $ 14,826,000
               Bristol-Myers Squibb Co.        345,000     8,166,150
               Enzon Pharmaceuticals, Inc.
                (B)                            100,000     1,595,000
               Genentech, Inc. (B)(C)          250,000    13,105,000
               HCA Inc.                        450,000    17,167,500
               Johnson & Johnson               265,000    14,927,450
               Laboratory Corp. of America
                Holdings (B)(C)                300,000    13,116,000
               MedImmune, Inc. (B)             225,000     5,332,500
               Medtronic Inc.                  310,000    16,089,000
               Pfizer Inc. (C)               1,100,000    33,660,000
               Wyeth Co.                       325,000    12,155,000
               Zimmer Holdings Inc. (B)(C)     110,000     8,694,400
                                                        ------------
                                                         158,834,000
                                                        ------------
              Industrials -- 12.6%
               Canadian National Railway
                Co.                            255,000    12,367,500
               Donnelley (R.R.) & Sons Co.     355,000    11,118,600
               Emerson Electric Co.            200,000    12,378,000
               General Electric Co.          1,487,700    49,956,966
               Illinois Tool Works Inc.        135,000    12,577,950
               Parker-Hannifin Corp.           225,000    13,243,500
               3M Co.                          165,000    13,195,050
               United Parcel Service, Inc.      80,000     6,073,600
               United Technologies Corp.       265,000    24,745,700
                                                        ------------
                                                         155,656,866
                                                        ------------

--------------------------------------------------------------------------------

                              September 30, 2004
                                  (unaudited)


                                               Prin. Amt.
                                               or Shares   Value (A)
                                               ---------- ------------
            Information Technology -- 14.2%
             Communication Equipment -- 2.4%
             Avaya Inc. (B)                      600,000  $  8,364,000
             Corning Inc. (B)                  1,170,000    12,963,600
             Lucent Technologies Inc. (B)(C)   2,820,000     8,939,400
                                                          ------------
                                                            30,267,000
                                                          ------------
             Computer Related -- 9.3%
             BEA Systems Inc. (B)(C)             800,000     5,528,000
             BMC Software Inc. (B)(C)            310,000     4,901,100
             Cisco Systems, Inc. (B)           1,200,000    21,720,000
             Dell Inc. (B)                       400,000    14,240,000
             DiamondCluster International
              Inc. (B)                           497,500     6,069,500
             Microsoft Corp.                     800,000    22,120,000
             Oracle Corp. (B)                    880,000     9,926,400
             Sapient Corp. (B)(C)              1,150,000     8,774,500
             Siebel Systems Inc. (B)             800,000     6,032,000
             Sun Microsystems Inc. (B)           515,000     2,080,600
             Symantec Corp. 3.00% Conv.
              Sub. Notes due 2006               $500,000     1,610,938
             Symantec Corp. (B)(C)               215,000    11,799,200
                                                          ------------
                                                           114,802,238
                                                          ------------
             Electronics -- 2.5%
             Cree, Inc. (B)(C)                   500,000    15,265,000
             Intel Corp.                         310,000     6,218,600
             Solectron Corp. (B)(C)            1,850,000     9,157,500
                                                          ------------
                                                            30,641,100
                                                          ------------

                                               Prin. Amt.
                                               or Shares    Value (A)
        -                                      ---------- --------------
          Materials -- 4.9%
           Air Products and Chemicals, Inc.     250,000   $   13,595,000
           du Pont (E.I.) de Nemours and Co.    400,000       17,120,000
           Rohm & Haas Co.                      400,000       17,188,000
           Smurfit-Stone Container
            Corp. (B)(C)                        650,000       12,590,500
                                                          --------------
                                                              60,493,500
                                                          --------------
          Telecom Services -- 4.5%
           Alltel Corp.(C)                      350,000       19,218,500
           BellSouth Corp.                      315,000        8,542,800
           SBC Communications Inc.              595,000       15,440,250
           Vodafone Group plc
            ADS (C)                             492,613       11,876,899
                                                          --------------
                                                              55,078,449
                                                          --------------
          Utilities -- 6.7%
           Aqua America, Inc.(C)                900,000       19,899,000
           Black Hills Corp. (C)                245,000        6,806,100
           CINergy Corp. (C)                    300,000       11,880,000
           Duke Energy Corp. (C)                611,560       13,998,608
           Keyspan Corp.                        400,000       15,680,000
           MDU Resources Group, Inc.(C)         575,000       15,139,750
                                                          --------------
                                                              83,403,458
                                                          --------------
        Total Stocks and Convertible Securities
         (Cost $913,240,742) (E)                          $1,178,269,019
                                                          --------------

--------------------------------------------------------------------------------

                              September 30, 2004
                                  (unaudited)


                                                Prin. Amt.   Value (A)
                                                ----------- -----------
         Short-Term Investments -- 4.1%
            U.S. Government Obligations -- 2.0%
             U.S. Treasury Bills,
              1.38%, due 11/18/04               $24,900,000 $24,844,611
                                                            -----------
            Commercial Paper -- 2.1%
             American General Finance
              Corp., 1.69 - 1.75%,
              due 10/12/04-10/21/04               5,770,000   5,765,724
             ChevronTexaco Funding Corp.,
              1.72%, due 10/14/04                 5,300,000   5,296,708
             General Electric Capital Corp.,
              1.53%, due 10/5/04                  2,900,000   2,899,507
             General Electric Capital
              Services, Corp.,
              1.58%, due 10/7/04                  3,000,000   2,999,210
             Toyota Motor Credit Corp.,
              1.72 - 1.74%,
              due 10/19/04-10/26/04               8,515,000   8,506,346
                                                            -----------
                                                             25,467,495
                                                            -----------
         Total Short-Term Investments
          (Cost $50,312,106)                                $50,312,106
                                                            -----------

                                                           Value (A)
                                                        --------------

         Securities Lending Collateral -- 6.1%
            Money Market Fund
             BNY Institutional Cash Reserves Fund,
              1.79%, due 10/1/04                        $   75,405,097
                                                        --------------
         Total Securities Lending Collateral
          (Cost $75,405,097)                                75,405,097
                                                        --------------
         Total Investments -- 105.5%
          (Cost $1,038,957,945)                          1,303,986,222
           Cash, receivables and other
            assets, less liabilities -- (5.5)%             (67,382,577)
                                                        --------------
         Net Assets -- 100.0%                           $1,236,603,645
                                                        ==============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ, except restricted securities.
(B) Presently non-dividend paying.
(C) Some or all of these securities are on loan. See note 7 to financial statements.
(D) Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E) The aggregate market value of stocks held in escrow at September 30, 2004 covering open call option contracts written was $19,513,350. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $19,497,500.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                              September 30, 2004
                                  (unaudited)

    Contracts
      (100                                                Contract
     shares                                        Strike Expiration  Appreciation/
      each)         Security                       Price   Date       (Depreciation)
    ---------       --------                       ------ ----------  --------------
                                   COVERED CALLS
       150    AMBAC Financial Group, Inc.          $  80  Nov   04       $(19,951)
       150    AMBAC Financial Group, Inc.           80    Jan   05        (34,951)
       250    American International Group, Inc.    80    Feb   05         19,399
       200    Brinker International Inc.            40    Jan   05         17,299
       100    ConocoPhillips                        80    Jan   05        (36,300)
       100    Genentech, Inc.                       60    Dec   04            200
       100    Illinois Tool Works Inc.              100   Dec   04          1,700
       100    Illinois Tool Works Inc.              105   Mar   05         (3,400)
       150    Investors Financial Services Corp.   47.50  Oct   04          3,450
       150    Investors Financial Services Corp.    50    Oct   04          9,300
       150    Investors Financial Services Corp.    50    Jan   05          1,799
       100    Laboratory Corp. of America Holdings  45    Jan   05         (5,675)
       200    Parker-Hannifin Corp.                 65    Feb   05         (4,351)
       200    Procter & Gamble Co.                  60    Oct   04          8,700
       100    Ryland Group Inc.                     105   Jan   05         (2,801)
       100    Symantec Corp.                        55    Oct   04         (2,400)
       100    Symantec Corp.                        55    Jan   05        (26,300)
       150    Symantec Corp.                        65    Apr   05        (10,331)
       150    3M Co.                                90    Jan   05          9,149
       100    United Technologies Corp.             100   Nov   04          5,200
       100    United Technologies Corp.             105   Nov   04         12,100
       100    United Technologies Corp.             110   Feb   05          5,700
      -----                                                              --------
     3,000                                                                (52,464)
      -----                                                              --------
                                COLLATERALIZED PUTS
       250    Avaya Inc.                           12.50  Dec   04         17,999
       200    Bank of America Corp.                 35    Nov   04          9,700
        60    Canadian National Railway Co.         35    Oct   04          4,070
       250    du Pont (E.I.) de Nemours and Co.    37.50  Oct   04         21,749
       150    Fifth Third Bancorp                   45    Jan   05            300
       100    Gannett Co., Inc.                     75    Oct   04          7,350
       250    Microsoft Corp.                      22.50  Oct   04         22,999
       100    Murphy Oil Corp.                      50    Oct   04          7,700
       175    Murphy Oil Corp.                      75    Nov   04          3,034
       200    Murphy Oil Corp.                      60    Jan   05         13,200
       175    Murphy Oil Corp.                      65    Jan   05          1,252
       200    Pfizer Inc.                           30    Dec   04         (5,100)
       250    Ryland Group Inc.                     65    Oct   04         24,249
       150    Ryland Group Inc.                     70    Oct   04         13,800
       100    Ryland Group Inc.                     60    Jan   05         16,199
       150    Schlumberger Ltd.                     50    Jan   05         11,550
       200    Target Corp.                          40    Oct   04         31,125
       100    Target Corp.                          35    Jan   05          6,700
       250    United Parcel Service, Inc.           65    Jan   05         18,749
       250    Wachovia Corp.                        40    Jan   05         14,499
       100    Wyeth Co.                             30    Oct   04          9,200
       100    Wyeth Co.                             35    Oct   04         12,750
       150    Zimmer Holdings Inc.                  60    Dec   04         15,675
       100    Zimmer Holdings Inc.                  65    Dec   04         14,749
       100    Zimmer Holdings Inc.                  60    Mar   05         11,699
      -----                                                              --------
     4,110                                                                305,197
      -----                                                              --------
                                                                         $252,733
                                                                         ========

         (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Companys investment objectives as well as the nature and risk of its investment transactions are set forth in the Companys registration statement.

Security Valuation-Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

7. Portfolio Securities Loaned
The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2004, the Company had securities on loan of $73,553,358 and held collateral of $75,405,097, consisting of a money market fund.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of November 11, 2004, an evaluation was performed under the supervision and with the participation of the officers of The Adams Express Company (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Companys disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of November 11, 2004, the Companys disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Company's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Company's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:  November 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:  November 11, 2004


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:  November 11, 2004